Share-Based Compensation - Summary of Stock Option Pricing Model Assumption (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free rate of return (per annum)		1.31%	0.70%
Volatility		55.42%	56.60%
Expected dividend yield	0.00%	0.00%	0.00%
Fair value of underlying ordinary share		$ 10.10	$ 5.12
Expected term	10 years	10 years	10 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free rate of return (per annum)	2.94%
Volatility	60.21%
Exercise multiple	$ 2.2	$ 2.2	$ 2.2
Fair value of underlying ordinary share	$ 2.62
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free rate of return (per annum)	4.12%
Volatility	62.51%
Exercise multiple	$ 2.8	$ 2.8	$ 2.8
Fair value of underlying ordinary share	$ 3.51